SUPPLEMENTAL CASH FLOW INFORMATION - Other (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other
Income taxes paid/(received)	$ (481)	$ 2,640	$ (21,244)
Interest paid	$ 36,161	$ 38,149	$ 48,545